Trade accounts payable (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Trade accounts payable
Suppliers and contractors		$ 675,294	$ 469,224	$ 286,264
Customer advances		28,512	61,577	32,892
Statutory employee profit sharing		85,388	79,574	66,347
Trade accounts payable	$ 43,841	$ 789,194	$ 610,375	$ 385,503